TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
440 Mamaroneck Avenue
Harrison, New York 10528

May 5, 2014

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  File Desk

Re:           Transamerica Financial Life Insurance Company
TFLIC Series Life Account
TFLIC Financial Freedom Builder
(File No. 333-38343)

Filer CIK No.:  0000933275

Dear Sir or Madam:

On behalf of Transamerica Financial Life Insurance Company (“TFLIC”) and the TFLIC Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2014 for certain deferred variable life policies offered by TFLIC through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 24, 2014 via EDGAR.

Sincerely,

              /s/ Gayle A. Morden
               Gayle A. Morden
                  Manager, Registered Products and Distribution

Attachment
cc:  Arthur D. Woods
       Mary Jane Wilson-Bilik, Esq.
        Priscilla Hechler